Simplify Tail Risk Strategy ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 83 .1%
Simplify Volatility Premium ETF(a)(b)(c)
(Cost $ 12,102,925 ) .......................................................... 443,892 $ 11,771,661
Number of
Contracts Notional Amount
Purchased Options – 8 .5%
Puts – Exchange-Traded – 8 .5%
S&P 500 Index , October Strike Price $ 4,250 , Expires 10/06/21 ........... 49 $ 20,825,000 117,110
S&P 500 Index , December Strike Price $ 1,800 , Expires 12/17/21 ......... 217 39,060,000 16,275
S&P 500 Index , March Strike Price $ 2,000 , Expires 3/18/22 .............. 120 24,000,000 62,400
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 132 26,400,000 151,800
SPDR S&P 500 , September Strike Price $ 210 , Expires 9/16/22 ........... 1,955 41,055,000 404,685
SPDR S&P 500 , December Strike Price $ 225 , Expires 12/16/22 .......... 1,291 29,047,500 453,141
1,205,411
Total Purchased Options (Cost $ 1,101,835 ) ......................................................... 1,205,411
Total Investments – 91.6%
(Cost $ 13,204,760 ) .......................................................................... $ 12,977,072
Other Assets in Excess of Liabilities – 8 .4% ......................................................... 1,196,067
Net Assets – 100.0% .......................................................................... $ 14,173,139
Number of
Contracts Notional Amount
Written Option – (0.5)%
Puts – Exchange-Traded – (0.5)%
SPDR S&P 500, September Strike Price $185, Expires 9/16/22
(Premiums Received $ 74,744 ) ................................... (547) $ (10,119,500) $ (74,119)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(b) Affiliated fund managed by Simplify Asset Management Inc.
(c) Securities with an aggregate market value of $1,325,960 have been pledged as collateral for purchased options as of September
30, 2021.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning
of the
period
Purchases
Cost
Sales
Proceeds
Net
Realized
Gain/
(Loss)
Net
Change
in
Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify Volatility Premium
ETF $ – $ 12,102,925 $ – $ – $ (331,264) $ 11,771,661 443,892 $ 31,537 $ –

Simplify Tail Risk Strategy ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 83 .1%
Purchased Options ............................................................................... 8 .5%
Total Investments ................................................................................ 91 .6%
Other Assets in Excess of Liabilities .................................................................. 8 .4%
Net Assets ..................................................................................... 100 .0%